Income Taxes (Changes in unrecognized tax benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Gross amount of unrecognized tax benefits as of the beginning of the period	$ 675	$ 539
Increases related to prior year tax provisions	0	0
Decreases related to prior year tax provisions	(1)	(3)
Increases related to current year tax provisions	234	139
Gross amount of unrecognized tax benefits as of the end of the period	$ 908	$ 675